Off-balance sheet commitments received and contingent assets	6 Months Ended
Jun. 30, 2025
Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments received and contingent assets	Off-balance sheet commitments received and contingent assets
Over the six-month period ended June 30, 2025, the Group has not received any significant additional commitment and has not identified any contingent assets susceptible to being recognized in the future.